COLONIAL TAX-EXEMPT FUND       ANNUAL REPORT

NOVEMBER 30, 1997

















                    ---------------------------------
                     Not FDIC       May Lose Value
                      Insured      No Bank Guarantee
                    ---------------------------------

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                      COLONIAL TAX-EXEMPT FUND HIGHLIGHTS
                      DECEMBER 1, 1996 - NOVEMBER 30, 1997

INVESTMENT OBJECTIVE: Colonial Tax-Exempt Fund seeks as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds.

PORTFOLIO MANAGER COMMENTARY: "The investment environment for bonds improved during the second half of the period as interest rates fell and bond prices rose. The Fund was well positioned to take advantage of these conditions and generated attractive after-tax total returns."
                              - William Loring, Brian Hartford and Bonny Boatman

                      COLONIAL TAX-EXEMPT FUND PERFORMANCE

                                                  CLASS A   CLASS B   CLASS C(1)

Inception dates                                   11/21/78  5/5/92    8/1/97

Twelve-month distributions declared per share(2)   $0.737   $0.636    $0.214

SEC yields on 11/30/97(3)                           5.03%    4.53%     4.68%

Taxable-equivalent SEC yields(4)                    8.33%    7.50%     7.75%

Twelve-month total returns, assuming                7.16%    6.37%     0.77%
reinvestment of all distributions and no sales charge or contingent deferred sales charge (CDSC)

Net asset value per share on 11/30/97               $13.75  $13.75    $13.75

(1) Class C share total returns are cumulative since inception on August 1, 1997.
(2) A portion of the Fund's income may be subject to the alternative minimum tax.
(3) The 30-day SEC yields on November 30, 1997 reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period.
(4) Taxable-equivalent SEC yields are based on the maximum federal income tax rate of 39.6%.

The Fund may at times purchase tax-exempt securities at a discount, and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed.

QUALITY BREAKDOWN                 MATURITY BREAKDOWN (as of 11/30/97)
(as of 11/30/97)

AAA.............. 60.5%           0-1 year....... 0.0%     10-15 years.... 15.0%
AA............... 10.1%           1-3 years...... 0.4%     15-20 years.... 28.3%
A................  6.3%           3-5 years...... 2.4%     20-25 years.... 31.1%
BBB..............  5.2%           5-7 years...... 0.4%     25+ years...... 18.8%
BB...............  0.5%           7-10 years..... 2.3%     Cash &
B................  0.3%                                    Equiv..........  1.3%
Non-rated........ 15.8%
Cash & Equiv.....  1.3%

Quality and maturity breakdowns are calculated as a percentage of unaudited total investments, including short-term obligations. Maturity breakdown is based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality and maturity breakdowns in the future.

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                                        2

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                              PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS


I am pleased to present the annual report for Colonial
Tax-Exempt Fund. This report reflects on the investment environment for the 12 months ended November
30, 1997.

The economy grew at a healthy pace during the past year.
The strength of the economy during the first quarter of          [PHOTO]
1997 led the Federal Reserve Board to raise short-term interest rates in March for the first time in two years.
This action was a response to growing concern about future wage and price inflation. As interest rates rose, bond prices declined. However, by mid-April, economic growth appeared to slow while inflation remained under control. During the second half of the period, interest rates declined and bond prices rose. At this point, evidence suggests that moderate economic growth will continue in 1998 and that inflation will remain subdued despite low levels of unemployment.

Investments in municipal bonds outperformed most alternative fixed-income investments, including Treasury bonds, during the first half of the period. However, during the second half, a seasonal surge in municipal supply combined with increased refundings caused the tax-exempt market to fall behind. This surge offered attractive relative yields and positioned the market for positive performance in the months ahead as the supply is absorbed.

During the year, the yield spreads between high and low quality municipal bonds decreased. Investors did not receive much benefit for taking on additional risk associated with lower quality bonds, particularly in the non-rated sector, as spreads narrowed. As interest rates declined during the last months of the period, investors increasingly "reached" for yield, despite a decrease in yields. This resulted in rising prices for lower quality municipal bonds. While these conditions made identifying attractive new investments more difficult, the Fund's lower quality holdings benefited from this trend.

The long-term benefits of investing in any municipal bond fund include tax-free income as well as the opportunity to diversify your fixed-income portfolio. Colonial Tax-Exempt Fund continues to offer you competitive tax-free income and potential for long-term total return.

Respectfully,


/s/ Harold W. Cogger
Harold W. Cogger
President
January 9, 1998



Because market conditions change frequently, there can be no assurance that the trends described here will continue.

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                                        3

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                           PORTFOLIO MANAGEMENT REPORT

BONNY BOATMAN, WILLIAM LORING AND BRIAN HARTFORD are co-portfolio managers of Colonial Tax-Exempt Fund. Ms. Boatman is senior vice president of Colonial Management Associates, Inc. and Director of the Municipal Bond Department. Mr. Loring and Mr. Hartford are vice presidents of the Advisor.

FUND WAS WELL POSITIONED TO BENEFIT FROM IMPROVING INVESTMENT ENVIRONMENT During the first half of the period, interest rates were rising in response to unanticipated strength in the auto, housing and manufacturing sectors. However, by mid-April we saw signs of improving conditions for bond prices - economic growth was slowing and inflation continued to be low. In addition, Congress had agreed to a balanced budget plan which further calmed fixed-income markets. Because many signs suggested that the rising interest rate environment was behind us, we shifted the Fund's focus to investments that we expected would outperform during periods of declining interest rates.

For example, we increased our holdings of non-callable bonds. Callable bonds are likely to be redeemed when interest rates decline because issuers want to reduce their borrowing costs. Non-callable bonds, on the other hand, are attractive in a falling interest rate environment because their issuers cannot "call", or redeem, the bonds before they mature. As a result of their longer lifespans, non-callable bonds are more sensitive to changes in interest rates and experience greater price increases when interest rates decline.

ATTRACTIVE VALUE FOUND IN CALIFORNIA AND NEW YORK CITY
We maintained our investments in California and New York City bonds. California's economy has continued to expand and has diversified significantly since the State's 1992 recession. Increased tax revenues and financial flexibility are only a few visible signs of California's economic revival. We also believe that selected California utility bonds offer good potential price gains. Deregulation and competition in the utility industry have created uncertainty nationwide. In California, however, utilities are on the leading edge of the deregulatory wave. Several of the State's utilities have already diversified their businesses, cut costs and made other strategic changes that position them well for the more competitive environment ahead.

New York City is another economic revival story. Mayor Guiliani's administration has improved budgetary management and has instituted dramatic reforms of City government and social services. City tax receipts have increased and other revenues are strong, fueled in part by strength in the financial services industry, a major component of the City's tax base. If these trends continue, we believe there is a possibility that the City's bond rating may be upgraded.

FUND GENERATED ABOVE AVERAGE ANNUAL TOTAL RETURNS
The Fund's 12-month total return of 7.16% for Class A shares, based on net asset value, outperformed the Fund's Lipper competitive peer group average of 6.88% for the same period. Our above average performance was due primarily to a higher than average concentration in bonds that have relatively high sensitivity to interest rates. In addition, the Fund's higher than average investment in lower quality bonds in a strong economy increased investors' willingness to accept greater levels of risk.

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                                       4

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POSITIVE OUTLOOK FOR MUNICIPAL BONDS IN THE MONTHS AHEAD
We remain optimistic. We expect that economic growth will continue at a moderate pace and that inflation will remain under control. Municipal market dynamics are positive as tax-exempt bonds continue to offer compelling after-tax total returns. Furthermore, economic strength has translated into generally improving municipal credit quality as tax receipts exceed expectations and declining interest rates have lowered municipalities' borrowing costs. As municipal bond rating upgrades outpace downgrades, investments in tax-exempt bonds offer an attractive combination of risk and reward.

             COLONIAL TAX-EXEMPT FUND'S INVESTMENT PERFORMANCE VS.
                    THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
              Change in Value of $10,000 from 11/30/87 - 11/30/97
                    Based on NAV and POP for Class A Shares

CTEF                NAV                 POP          LEHMAN MUNI BOND

11/30/87               10000                9525            10000
                     10522.8            10022.96            10618
                    10501.74            10002.91            10543
                    10753.86            10243.05            10777
                    11002.88            10480.25            11063
                    11214.54            10681.85            11277
                    11554.17            11005.35            11757
                    11702.61            11146.73            11960
                    11919.33            11353.16            12282
                    12075.22            11501.65            12434
                    12225.66            11644.94            12617
                    12376.19            11788.32            12728
                    12747.14            12141.65            13227
                    13055.98            12435.82            13580
                    13380.85            12745.26            13888
                    13722.64            13070.81            14229
                    14037.32            13370.55            14584
                    14352.21            13670.48            14936
                    14641.46            13945.99            15252
                    15143.13            14423.83            15817
                    15341.11            14612.41            16047
                    16118.18            15352.56            16992
                    16185.74            15416.92            17077
                    16774.92            15978.11            17747
                    16844.55            16044.43            17826
                    16913.08            16109.71            17933
                    16398.13            15619.22            17499
                    16609.09            15820.16            17772
                    15651.34            14907.91            16889
                    17139.07            16324.96            18271
                     17849.7            17001.84            19093
                    17826.89            16980.12            19348
                    18678.73            17791.49            20081
                    18788.22            17895.78            20289
                       18412            17537.43            19966
                     18707.5            17818.89            20361
                    19514.29            18587.36            21261
                    19588.62            18658.16            21407
                    19744.03            18806.19            21619
                    20384.23            19415.98            22243
11/30/97            20912.35            19919.02            22786

A $10,000 investment in Class B shares made on May 5, 1992 (inception), at net asset value (NAV) would have been valued at $13,846 on November 30, 1997. The same investment after deducting the applicable contingent deferred sales charge
(CDSC) would have grown to $13,746 on November 30, 1997. A $10,000 investment in Class C shares made on August 1, 1997 (inception), at NAV, would have grown to $10,077 on November 30, 1997. The same investment after deducting the applicable CDSC would have been valued at $9,977. The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments, do not incur fees or expenses, and it is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURNS
                                 As of 11/30/97
--------------------------------------------------------------------------------
                  CLASS A SHARES     CLASS B SHARES     CLASS C SHARES(1)
INCEPTION            11/21/78            5/5/92             8/1/97
                  NAV      POP       NAV     w/CDSC     NAV     w/CDSC
--------------------------------------------------------------------------------
1 YEAR            7.16%    2.07%     6.37%   1.37%       -        -
--------------------------------------------------------------------------------
5 YEARS           6.39     5.36      5.60    5.28        -        -
--------------------------------------------------------------------------------
10 YEARS          7.66     7.13       -       -          -        -
--------------------------------------------------------------------------------
SINCE INCEPTION   8.82(2)  8.42(2)   6.01    5.87       0.77%   (0.23)%
--------------------------------------------------------------------------------

(1) Class C share total returns are cumulative since inception on August 1, 1997.
(2) Since 10/1/84 investment objective change.

Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV returns do not include sales charges or CDSC. Public offering price (POP) returns include the maximum sales charge of 4.75%. The CDSC returns reflect the maximum charges of 5% for one year, 2% for five years and 1% since inception for Class B shares, and 1% since inception for Class C shares. Past performance cannot predict future results.

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                                       5

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                              INVESTMENT PORTFOLIO
                        NOVEMBER 30, 1997 (IN THOUSANDS)

MUNICIPAL BONDS - 98.5%                                      PAR          VALUE
--------------------------------------------------------------------------------
OTHER - 0.2%
 IN Indianapolis Local Public Improvement,
  Series 1992 D,
                               6.750%  02/01/14          $ 5,000        $ 5,875
                                                                  --------------

--------------------------------------------------------------------------------
EDUCATION - 6.8%
 EDUCATION - 0.6%
 AL State University Revenue,
  Auburn University,
                               7.000%  06/01/11            1,000          1,099
 IL Lake County School District No. 56,
                               9.000%  01/01/17           10,440         15,073
 IN Purdue University,
  Student Fee,
  Series B,
                               6.700%  07/01/15            1,100          1,235
 MA Health and Educational Facilities Authority,
  Amherst College,
  Series E,
                               6.750%  11/01/15            1,000          1,092
                                                                  --------------
                                                                         18,499
                                                                  --------------

 LOCAL GENERAL OBLIGATIONS - 6.1%
 AK North Slope Borough:
  Series A,
                               (a)     06/30/08           11,400          6,783
  Series 1996 B,
                               (a)     06/30/07 (b)       45,000         28,237
 AZ Apache County School District
  Number 010 Round Valley
  Project of 1987, Series 1990 C:
                              10.800%  07/01/98            1,000          1,036
                              10.800%  07/01/99            1,000          1,092
 CA Los Angeles Unified School District,
  Series A:
                               5.000%  07/01/21           20,000         19,275
                               6.000%  07/01/14            2,450          2,716
                               6.000%  07/01/15            1,500          1,665
 CA Redwood City Elementary School District:
                               (a)     08/01/17            4,540          1,583
                               (a)     08/01/18            2,390            792
 CO Douglas County School District No. RE-1,
  Series 1996,
                               7.000%  12/15/12            6,000          7,342

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                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------

 CO El Paso County School District No. 11:
                               7.125%  12/01/20          $ 7,350        $ 9,233
  Series 1996,
                               7.100%  12/01/16            2,105          2,608
 CO Larimer, Weld & Boulder Counties
  School District,
  Series 1996,
                         (a)           12/15/10            4,000          2,075
 CT Bridgeport,
  Series 1996 A,
                               6.500%  09/01/08            1,435          1,656
 IL Chicago Board of Education,
  Series 1996:
                               6.250%  12/01/11            3,330          3,734
                               6.250%  12/01/12            1,500          1,682
 IL Chicago,
  Series A,
                               5.375%  01/01/13            5,000          5,125
 MA Boston,
  Series 1992 A,
                               6.500%  07/01/12            4,400          4,785
 MA Haverhill,
                               5.000%  06/15/17            2,200          2,134
 MA Holyoke,
  School Project Loan,
                               7.650%  08/01/09            1,250          1,369
 MA Lawrence,
                               4.750%  02/15/14            6,250          5,883
 MA Lowell:
                               8.000%  01/15/00              550            571
                               8.400%  01/15/09            1,000          1,133
 MI Detroit,
  Series 1990-B,
                               8.250%  04/01/10            5,000          5,500
 MI Rochester Community School District,
                               5.000%  05/01/19            4,500          4,388
 NV Clark County School District,
  Series B,
                               5.625%  06/15/13           10,215         10,636
                               6.950%  08/15/12            3,950          4,533
 NY New York City,
  Series 1997 A:
                               7.000%  08/01/06            5,000          5,731
                               7.000%  08/01/07            4,725          5,428
 OH Cleveland,
                               5.750%  08/01/12            2,000          2,170

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR          VALUE
--------------------------------------------------------------------------------
EDUCATION - CONT.
 LOCAL GENERAL OBLIGATIONS - CONT.
 PR Commonwealth of Puerto Rico Municipal
  Finance Agency, Series A:
                               5.000%  07/01/09         $ 11,540       $ 11,713
                               5.250%  07/01/10            8,420          8,652
 TX Harris County:
                               5.750%  10/01/14 (c)        2,600          2,772
  Series 1996,
                         (a)           10/01/17            9,630          3,346
 TX Houston Independent School District,
  Series 1997,
                         (a)           08/15/15            6,355          2,494
                                                                  --------------
                                                                        179,872
                                                                  --------------

 STUDENT LOAN - 0.1%
 LA State Public Facility Authority,
  Series A,
                               6.750%  09/01/06            1,545          1,657
 VT State Student Assistance Financing
  Program, Series B,
                               6.700%  12/15/12            2,000          2,160
                                                                  --------------
                                                                          3,817
                                                                  --------------

--------------------------------------------------------------------------------
HEALTHCARE - 12.3%
 HOSPITAL - 5.8%
 AL Alabama Special Care Facilities Authority,
  Montgomery Healthcare,
  Series 1989,
                              11.000%  10/01/19           15,530         15,841
 CA Eden Township Hospital District,
  Eden Township Hospital,
  Series 1989,
                               7.400%  11/01/19            5,000          5,319
 CT State Health & Educational
  Facilities Authority,
  New Britain Hospital, Series 1991 A,
                               7.750%  07/01/22              905          1,044
 FL St. Petersburg Health Facilities
  Authority, Allegany Health System,
  St. Joseph's Hospital, Inc., Series 1985 A,
                               7.000%  12/01/15            2,000          2,222
 GA Clayton Hospital Authority,
  The Woodlands Foundation, Inc.,
  Series 1991 A,
                               9.750%  05/01/21 (d)        6,680          4,342

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                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------

 IL Health Facility Authority,
  Series 1992 B,
  RIB (variable rate),
                               9.740%  05/01/21          $ 4,800        $ 5,682
 IL State Health Facilities Authority,
  Edgewater Medical Center,
  Series A,
                               9.250%  07/01/24            8,345         10,181
 IN State Health Facilities Financing Authority,
  Sisters of St. Francis Health, Series A,
                               5.750%  11/01/12 (c)       10,080         10,584
 MN Rochester,
  Mayo Medical Center, Series F,
                               6.250%  11/15/21            5,900          6,342
 MS Hospital Equipment & Facilities
  Authority, Pooled Loan Program,
                               7.500%  08/01/16           18,900         19,916
 MT State Health Facility Authority,
  Hospital Facilities, Series 1994,
                               6.547%  02/15/25            6,000          5,805
 NC Charlotte-Mecklenburg Hospital
  Authority, North Carolina Healthcare Systems,
                               6.250%  01/01/20              845            896
 NJ Health Care Facilities Financing
  Authority, Raritan Bay Medical Center,
                               7.250%  07/01/14            4,300          4,655
 NV Reno Hospital, St. Mary's Regional
  Medical Center, Series 1991-A,
                               6.700%  07/01/21            1,700          1,832
 OK Oklahoma City Industrial & Cultural
  Facilities Trust, Hillcrest Health Center,
                               6.400%  08/01/14            4,320          4,644
 TN Chattanooga Health Education
  & Housing Facilities Board,
  North Park Hospital Project, Series 1993,
                               8.500%  02/01/23           41,930         44,865
 TX Bexar County Health Facilities
  Development Corp., Baptist Health System:
                               6.000%  11/15/10            2,540          2,791
                               6.000%  11/15/11            1,780          1,956
                               6.000%  11/15/12            1,065          1,173
 TX North Central State Health Facilities
  Development Corp., Texas Health Resources,
                               5.000%  02/15/17            5,400          5,157
 VA Henrico County Industrial Development
  Authority, Bon Secours Health,
                               6.000%  08/15/16            5,000          5,481

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR          VALUE
--------------------------------------------------------------------------------
HEALTHCARE - CONT.
 HOSPITAL - CONT.
 VA Norfolk Industrial Development
  Authority, Sentara Hospital,
  Series A,
                               6.500%  11/01/13          $ 2,500        $ 2,744
 VT State Educational & Health Buildings
 Authority, Springfield Hospital,
  Series A,
                               7.750%  01/01/13            1,890          2,114
 WI State Health & Educational Facilities
  Authority, St. Luke's Medical Center Project,
  Series 1991,
                               7.100%  08/15/19            2,550          2,840
                                                                  --------------
                                                                        168,426
                                                                  --------------

 INTERMEDIATE CARE FACILITIES  - 0.6%
 IL Champaign,
  Hoosier Care, Inc.,
  Series 1989 A,
                               9.750%  08/01/19            1,445          1,543
 IN Wabash First Mortgage,
  Hoosier Care, Inc.,
  Series 1989-A,
                               9.750%  08/01/19            5,760          6,163
 MA State Health & Educational
  Facilities Authority, Corporation
  for Independent Living,
                               8.100%  07/01/18            1,280          1,390
 TN Shelby County, Health, Education,
  & Housing Facilities Board, Open Arms
  Development Center, Series 1992-A,
                               9.750%  08/01/19            4,190          4,934
 TN Shelby County, Health, Education,
  & Housing Facilities Board, Open Arms
  Development Center, Series 1992-C,
                               9.750%  08/01/19            4,185          4,928
                                                                  --------------
                                                                         18,958
                                                                  --------------

 NURSING HOME - 5.9%
 CA San Diego Industrial Development,
                               8.750%  12/01/16            5,300          5,883
 CO State Health Facilities Authority,
  American Housing Foundation, Inc.,
  Series 1990 A,
                              10.250%  12/01/20            2,500          2,500

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------

 DE State Economic Development Authority,
  Churchman Village Project, Series A,
                              10.000%  03/01/21          $ 7,170        $ 8,640
 DE Sussex County, Healthcare Facility,
  Delaware Health Corp., Series 1994 A,
                               7.600%  01/01/24           14,230         14,657
 FL Collier County Industrial Development
  Authority, Beverly Enterprises, Inc.,
  Series 1991,
                              10.750%  03/01/03              990          1,131
 FL Flagler County Industrial Development
  Authority, South Florida Properties,
  Series 1988,
                              10.500%  12/01/18 (d)        8,815          7,052
 FL Gadsden County Industrial Development
  Authority, Florida Properties, Inc.,
  Series 1988 A,
                              10.450%  10/01/18            5,985          6,164
 FL Palm Beach County,
  Beverly Enterprises-Florida, Inc., Series 1984,
                              10.000%  06/01/11            2,630          2,903
 IA Marion, Kentucky Iowa
  Corp. Project, Series 1990,
                              10.250%  01/01/20              975          1,023
 IN Gary Industrial Economic Development,
  West Side Health Care Center,
  Series 1987 A,
                              11.500%  10/01/17            1,955          2,023
 MA Boston,
  St. Joseph Nursing Care Center, Inc.,
  Series 1990,
                              10.000%  01/01/20 (e)          305            332
 MA State Industrial Finance Agency:
  American Health Foundation, Inc.,
  Series 1989,
                              10.125%  03/01/19            3,180          2,385
  GF/Massachusetts, Inc.,
  Series 1994,
                               8.300%  07/01/23           12,730         13,128
 MA State Industrial Finance Agency,
  Belmont Home Care Project:
   Seacoast Nursing Home, Series 1991,
                               9.625%  12/01/21            4,945          5,495
   Series A,
                               7.970%  01/01/99              290            296
   Series 1995 A,
                               9.270%  01/01/25           10,405         11,771

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR          VALUE
--------------------------------------------------------------------------------
HEALTHCARE - CONT.
 NURSING HOME - CONT.
 MO St. Louis County Industrial Development
  Authority, Nursing Home, Cardinal Carberry
  Health Center, Series 1991,
                               7.125%  03/20/23          $ 2,000        $ 2,175
 NM Albuquerque Industrial Development
  Authority, Manor Nursing Home,
                              12.000%  05/15/14            3,097          3,426
 OH Ashtabula County
  First Mortgage, Village Square
  Nursing Center, Inc., 1985,
                              12.000%  12/01/15            1,235          1,281
 OH Lucas County,
  Gericare, Inc., Series 1988 B,
                              10.500%  06/01/18            2,995          3,062
 OH Montgomery County,
  Grafton Oaks Limited Partners,
  Series 1986,
                               9.750%  12/01/16              695            660
 OH Trumbull County,
                              12.000%  12/01/15            2,150          2,222
 PA Cambria County Industrial Development
  Authority, Beverly Enterprises,
                              10.000%  06/18/12            1,800          2,342
 PA Chester County Industrial Development,
  Pennsylvania Nursing Home, Inc., Series 1989,
                              10.125%  05/01/19           10,480         10,166
 PA Delaware County Authority,
  Main Line and Haverford Nursing,
  Series 1992,
                               9.000%  08/01/22            9,420         10,621
 PA Lackawanna County Industrial Authority,
  Greenridge Nursing Center,
                              10.500%  12/01/10            1,825          1,996
 PA Luzerne County Industrial
  Development Authority:
   Beverly Enterprises, Pennsylvania,
   Series 1983,
                              10.125%  11/01/08              805            878
   Millville Nursing Center,
                              10.500%  12/01/12            3,680          3,496
 PA Montgomery County Higher
  Education & Health Authority,
  Roslyn-Hatboro, Inc. Project,
                               9.000%  11/15/22           12,205          9,764

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------

 PA Philadelphia Authority for
  Industrial Development:
   First Mortgage, The Care Pavilion,
   Series 1988,
                              10.250%  02/01/18          $ 5,865        $ 5,872
   RHA/Philadelphia Project,
                              10.250%  11/01/18            9,345          9,333
 PA Washington County Industrial
  Development Authority, Central
  States, Series 1989,
                              10.250%  11/01/19            3,355          3,410
 PA Wilkins Area Industrial Development
  Authority, Oakmont Nursing Center,
  Series 1984,
                              10.000%  07/01/11            1,050          1,188
 TN Metropolitan Government, Nashville
  & Davidson Counties Health & Education
  Facilities, Central States, Series 1989,
                              10.250%  11/01/19              770            783
 TX Whitehouse Health Facilities
  Development Corp., Oak Brook
  Health Care Center, Series 1989,
                              10.000%  12/01/19            1,775          1,857
 VA Virginia Beach Development Authority,
  Beverly Enterprises, Series 1985,
                              10.000%  04/01/10              905            994
 WA Kitsap County Housing Authority,
  Martha & Mary Nursing Home,
                               7.100%  02/20/36           10,000         11,300
                                                                  --------------
                                                                        172,209
                                                                  --------------

--------------------------------------------------------------------------------
HOUSING - 13.4%
 ASSISTED LIVING/SENIOR - 1.0%
 FL Clearwater Housing Authority,
  Hampton Apartments,
  Series 1994,
                               8.250%  05/01/24            3,475          3,696
 IL State Development Finance Authority,
  Care Institute, Inc.,
                               8.250%  06/01/25           10,000         10,975
 MN Roseville,
  Care Institute, Inc., Series 1993,
                               7.750%  11/01/23            2,975          2,975
 MS Lamar County Wesley Manor II:
                               8.750%  08/01/20            1,000          1,033
                               8.750%  02/01/29            1,610          1,663

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR          VALUE
--------------------------------------------------------------------------------
HOUSING - CONT.
 ASSISTED LIVING/SENIOR - CONT.
 PA Montgomery County Industrial
  Development Authority, Assisted
  Living Facility, Series 1993-A,
                               8.250%  05/01/23          $ 1,450        $ 1,539
 TX Bell County Health Facilities
  Development Corp., Care Institutions, Inc.,
                               9.000%  11/01/24            7,585          8,429
                                                                  --------------
                                                                         30,310
                                                                  --------------

 MULTI-FAMILY - 5.8%
 AZ Maricopa County Industrial
  Development Authority,
  Advantage Point, Series 1996 A,
                               6.625%  07/01/26            2,750          2,925
 AZ Mohave County Industrial
  Development Authority, Multifamily,
  Kingman Station Apartments,
                               8.125%  10/01/26            2,825          3,091
 AZ Phoenix Industrial Development
  Authority, Chris Ridge Village Project,
  Series 1992:
                               6.750%  11/01/12              650            687
                               6.800%  11/01/25            4,250          4,473
 CO State Health Facilities Authority,
  Birchwood Manor,
  Series 1991 A,
                               7.625%  04/01/26            1,835          1,913
 DE Quaker Hill Housing Corp.,
  Multifamily Housing,
  Quaker Hill Apartments,
  Series A,
                               7.550%  08/01/21            6,225          6,754
 FL Hialeah Housing Authority,
  Series 1991,
                               9.500%  11/01/21           10,600         10,070
 FL State Housing Finance Agency,
  Windsong Apartments,
  Series 1993 C,
                               9.250%  01/01/19            1,230          1,262
 GA Augusta Housing Authority,
  Mountain Ridge Holdings II Project,
  Series A,
                               8.960%  09/01/24 (d)        3,620          2,353

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------

 GA Savannah Housing Authority,
  Multifamily Housing, Plantation Oaks
  Apartments Project, Series 1986,
                               9.625%  02/01/27          $ 2,890        $ 3,092
 IL Carbondale,
  Mill Street Apartments,
  Series 1979,
                               7.375%  09/01/20              829            845
 IL Charleston Non-Profit Corp.,
  Cougills Manor Project,
                               6.875%  07/01/20            1,746          1,764
 IL East Moline Housing Finance Corp.,
  Deerfield Woods Apartments,
                               7.500%  08/01/21 (f)        2,349          2,398
 IL State Housing Development Authority,
  Series 1990 A,
                               8.000%  06/01/26              680            716
 LA Jefferson Housing Development,
  Corporation Multiple Family,
  Concordia Project, Series A,
                               7.700%  08/01/22            2,570          2,785
 LA New Orleans Housing Development
  Corp., Multifamily Housing Mortgage,
  Southwood Patio, Series 1990-A,
                               7.700%  02/01/22            2,375          2,515
 MA State Housing Finance Agency,
  Series 1988 A,
                               8.400%  08/01/21              740            767
 MN Washington County Housing &
  Redevelopment Authority,
  Cottages of Aspen, Series 1992,
                               9.250%  06/01/22            1,925          2,130
 MN White Bear Lake,
  Birch Lake Townhomes Project:
   Series 1989 A,
                               9.750%  07/15/19 (g)        2,185          2,207
   Series 1989 B,
                               (h)     07/15/19 (g)          286            523
 MO St. Louis Area Housing Finance
  Corp., Wellington Arms III,
  Series 1979,
                               7.500%  01/01/21            2,014          2,034
 MS Biloxi Urban Renewal
  Biloxi Apartments Project, Series 1985:
                               9.500%  12/01/05            1,100          1,158
                               9.500%  12/01/10            1,235          1,300
                               9.500%  12/01/15            1,970          2,073

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR          VALUE
--------------------------------------------------------------------------------
HOUSING - CONT.
 MULTI-FAMILY - CONT.
 NC Eastern Carolina Regional Housing
  Authority, New River Apartments -
  Jacksonville, Series 1994,
                               8.250%  09/01/14          $ 2,770        $ 2,881
 NE Omaha Housing Development Corp.,
  Mortgage Notes, North Omaha Homes,
                               7.375%  03/01/21            1,371          1,399
 NJ State Housing & Mortgage Finance Agency,
                               6.950%  11/01/13            3,500          3,771
 NY Nyack Housing Assistance Corp.,
  Nyack Plaza Apartments,
                               7.375%  06/01/21 (f)        2,850          2,857
 PA Warren County Housing Finance Corp.,
  Allegheny Manor,
                               7.500%  02/01/21            1,344          1,372
 Resolution Trust Corp., Pass Through
  Certificates, Series 1993-A,
                               8.500%  12/01/16 (f)       61,712         64,258
 TN Franklin Industrial Board,
  Landings Apartment Project,
  Series 1996 B,
                               8.750%  04/01/27            3,600          3,649
 TN Knoxville Community Development Corp.,
  Maple Oak Apartment Project, Series 1992,
                               6.375%  10/15/08            2,510          2,657
 TX Galveston Pass Health Facilities Center,
  Pass Through Certificates,
                               8.000%  08/01/23            1,850          1,952
 TX Laredo Housing Development Corp., No. 1,
                               7.375%  03/05/21 (f)        2,056          2,057
 UT Salt Lake City Housing Authority,
  Hartland Apartments Project, Series 1987 A,
                               8.875%  12/20/27            7,720          7,955
 VA Alexandria Redevelopment
  & Housing Authority, Courthouse
  Commons Apartments:
   Series 1990-A,
                              10.000%  01/01/21              760            774
   Series 1990-B,
                              (h)      01/01/21              959          2,000
 VA Fairfax County Redevelopment
  & Housing Authority, Mt. Vernon
  Apartments, Series A,
                               6.625%  09/20/20            1,500          1,626

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------

 VA Norfolk Redevelopment & Housing
  Authority, Multifamily Housing,
  Dockside, Series 1991-A:
                               7.300%  12/01/16          $ 1,315        $ 1,400
                               7.375%  12/01/28            1,940          2,069
 WA Washington Housing Development Corp.,
  Parkview Apartments Project,
                               7.500%  04/01/21            1,653          1,687
 WA Washington State Housing Finance
  Commission, Multifamily Housing,
  Series 1988-A,
                               7.900%  07/01/30            1,445          1,489
 WI Milwaukee Housing Authority
  Mortgage, Windsor Court Project,
  Series 1986,
                               8.700%  08/21/21            1,985          2,033
 WY Rock Springs Housing Finance
  Corp., Bicentennial Association II,
                               7.500%  05/01/20            1,123          1,145
                                                                  --------------
                                                                        168,866
                                                                  --------------

 SINGLE FAMILY - 6.6%
 AK Alaska Housing Finance Corp.,
  Series A-2,
                               5.750%  06/01/24 (c)        3,500          3,513
 AK Housing Finance Corp.,
  Series 1992-A,
                               6.600%  12/01/23           11,750         12,954
 AL Alabama Housing Finance Authority,
  Series 1990-C,
                               7.550%  04/01/16              585            618
 CA State Housing Finance Authority,
  Series 1984 B,
                               (a)     08/01/16              325             41
 CO El Paso County Home Mortgage:
  Series 1987 C,
                               8.300%  09/20/18            1,644          1,926
  Series 1987 D,
                               8.150%  09/20/14              637            732
  Series 1988 A,
                               8.375%  03/25/19            1,698          2,007
 CO Housing Finance Authority,
  Single Family Housing,
  Series A,
                               7.150%  11/01/14              805            864

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR          VALUE
--------------------------------------------------------------------------------
HOUSING - CONT.
 SINGLE FAMILY - CONT.
 CO State Housing Finance Authority:
  Series 1991 A,
                               7.500%  05/01/29          $ 4,745        $ 5,018
  Series 1996 B-1,
                               7.650%  11/01/26            2,750          3,132
  Series 1997 A-2,
                               7.250%  05/01/27            3,200          3,624
 FL Brevard County,
  Housing Finance Authority,
  Single Family Mortgage, Series 1985,
                               (a)     04/01/17            4,145            601
 FL Lee County Housing Finance Authority,
  Series 1996 A-1,
                               7.350%  03/01/27            6,680          7,573
 GA Atlanta, Urban Residential
  Finance Authority, Single Family
  Housing Mortgage, Series 1988,
                               8.250%  10/01/21              970            995
 IA Finance Authority Single Family,
  Series 1992 B,
                               6.950%  07/01/24            9,915         10,597
 ID State Housing Agency,
  Senior Series,
                               6.700%  07/01/27            6,000          6,495
 IL Chicago:
  Series 1996 B,
                               7.625%  09/01/27            4,010          4,576
  Series 1997 A,
                               7.250%  09/01/28            4,000          4,530
 IL State Housing Development Authority:
  Series B,
                               7.250%  08/01/17            1,290          1,371
  Series C,
                               7.500%  08/01/17              220            231
 IN State Housing Finance Authority,
  Single Family Housing, Series 1987 C,
                               9.125%  07/01/18            2,260          2,319
 IN State Housing Finance Authority,
  GNMA Collateral Mortgage Program,
  Series A-1,
                               7.850%  07/01/16               15             16
 KY Louisville Residential,
  Series 1984,
                               (a)     07/01/16              170             21

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------

 LA Calcasieu Parish:
  Series 1987-A,
                               8.125%  12/01/12          $ 1,194        $ 1,204
  Series 1988-B,
                               8.250%  06/01/12            2,812          2,839
 LA Jefferson Parish Home Mortgage,
  Authority Single Family, Series 1988 A,
                               8.300%  04/01/20            2,070          2,158
 MA State Housing Finance Agency:
  Series 21,
                               7.125%  06/01/25            6,000          6,480
  Series 1987 A,
                               9.000%  12/01/18            1,595          1,627
  Series 1988 B,
                               8.100%  08/01/23              840            879
 MD State Community Development Administration,
  Department of Housing and Community
  Development Single Family Program:
   1st Series,
                               7.300%  04/01/17              450            477
   3rd Series,
                               7.250%  04/01/27              960          1,014
 MN State Housing Finance Agency:
  Series C,
                               7.100%  07/01/11              675            720
  Series 1988 D,
                               8.250%  08/01/20            1,950          2,052
 MO State Housing Development Commission,
  Series C,
                               7.250%  09/01/26            4,590          5,192
 MO State Housing Development Commission:
  Homeownership Loan Program, Series 1996 A,
                               7.200%  09/01/26            7,690          8,728
  Series 1996 B,
                               7.550%  09/01/27            8,395          9,654
  Series C,
                               6.900%  07/01/18              845            897
 NE Investment Finance Authority:
  Series 1990-2, RIB (variable rate),
                              11.328%  09/10/30            3,000          3,394
  Series 1990 B, RIB (variable rate),
                              11.155%  03/15/22            6,100          6,817
 NH State Housing Finance Authority,
  Single Family Resources Mortgage,
  Series 1989-B,
                               7.700%  07/01/29            2,380          2,508

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR          VALUE
--------------------------------------------------------------------------------
HOUSING - CONT.
 SINGLE FAMILY - CONT.
 NY State Mortgage Agency:
  Home Owner Mortgage, Series HH-2,
                               7.850%  04/01/22          $ 1,500        $ 1,573
  Series BB 2,
                               7.950%  10/01/15            1,395          1,450
 OH Housing Finance Agency:
  Series A2, RIB (variable rate),
                               9.588%  03/24/31            5,800          6,554
  Series 1988 C,
                               8.125%  03/01/20              730            765
 TX Bexar County Housing Finance Corp.,
  GNMA Collateralized Mortgage, Series 1989-A,
                               8.200%  04/01/22            3,365          3,542
 TX Corpus Christi Housing Finance Corp.,
  Single Family Mortgage, Lomas and Nettleton,
  Series C,
                              10.000%  10/01/07              375            382
 TX Harris County Housing Finance Corp.,
  Single Family,
  Series 1987,
                               8.875%  12/01/17            2,070          2,125
 TX Lubbock Housing Finance Corp.:
  Single Family Series, Series 1988 C,
                               8.375%  12/01/20            4,755          4,830
  Series 1988 D,
                               8.375%  12/01/20              835            848
 TX State Department Housing & Community
  Affairs, Collateralized Home Mortgage,
  Series 1992-B2, RIB (variable rate),
                               9.531%  06/18/23            9,000         10,080
 TX State Housing Agency Mortgage,
  Single Family, Series A,
                               7.150%  09/01/12              625            669
 UT State Housing Finance Agency,
  Single Family Mortgage:
   Senior A-1,
                               6.900%  07/01/12              705            756
   Senior Issue B-1,
                               7.500%  07/01/16              105            112
   Senior Issue B-2:
                               7.000%  07/01/16              295            314
                               7.700%  07/01/15               20             21
   Series 1990-C2,
                               7.950%  07/01/10              210            223

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------

 UT State Housing Finance Agency,
  Single Family Mortgage - cont.:
   Senior Issue D-2,
                               7.250%  07/01/11            $ 350          $ 374
   Series E-1,
                               6.950%  07/01/11            1,185          1,264
   Senior Series F-1,
                               7.400%  07/01/09              260            269
 VA State Housing Authority
  Commonwealth Mortgage:
   Series A,
                               7.100%  01/01/17            1,000          1,069
   Series B, Sub Series B-4,
                               6.850%  07/01/17            5,180          5,413
 VT State Housing Finance Agency,
  Series 1989 A,
                               7.850%  12/01/29            3,920          4,087
 WI State Housing & Economic
  Development Authority, Series A,
                               7.000%  09/01/09              985          1,058
 WV State Housing Development Fund,
  Series 1992-B,
                               7.200%  11/01/20           10,000         10,712
 WY Community Development Authority,
  Single Family Mortgage, Series 1988-G,
                               7.250%  06/01/21            4,500          4,866
                                                                  --------------
                                                                        193,750
                                                                  --------------

--------------------------------------------------------------------------------
OTHER - 15.3%
 LOCAL APPROPRIATED - 5.1%
 CA Los Angeles Convention & Exhibition
  Authority, Series 1993 A,
                               6.125%  08/15/11            5,000          5,575
 CA Sacramento City Financing Authority,
  Series A,
                               5.375%  11/01/14            5,000          5,150
 CA San Bernardino County,
  Medical Center Financing Project,
                               5.500%  08/01/17            2,500          2,609
 CA San Diego County,
  Central Jail Project,
                               5.000%  10/01/25            5,000          4,812
 CA Santa Clara County Financing Authority,
  Series A,
                               5.000%  11/15/17           14,245         13,818

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR          VALUE
--------------------------------------------------------------------------------
OTHER - CONT.
 LOCAL APPROPRIATED - CONT.
 IL Chicago Board of Education,
  General Obligation Leases Certificates,
  Series 1992-A,
                               6.000%  01/01/20          $ 4,000        $ 4,385
 IL Chicago Board of Education,
  Series 1992 A,
                               6.250%  01/01/15            4,400          4,945
 IN Beech Grove School Building Corp.,
                               6.250%  07/05/16 (b)        2,265          2,548
 NJ Hudson County, Series 1992,
                               6.600%  12/01/21           16,665         17,957
 NY State Dormitory Authority,
  Judicial Facilities, Series 1991 A,
                               9.500%  04/15/14            9,000         10,508
 OH Cleveland,
  Cleveland Stadium Project,
                               5.250%  11/15/22           12,500         12,453
 PA Philadelphia Municipal Authority,
  Series B,
                               6.400%  11/15/16           39,925         43,269
 SC Charleston County,
  Charleston Public Facilities Corp.,
  Series 1995:
                               6.000%  12/01/07            3,110          3,405
                               6.000%  12/01/09            3,495          3,796
                               6.000%  12/01/10            3,710          4,007
 VA Chesapeake Industrial Development
  Authority,
                               5.250%  06/01/17            2,445          2,448
 WA King County,
  King Street Center Project:
                               5.125%  06/01/17            3,000          2,925
                               5.250%  06/01/26            5,000          4,906
                                                                  --------------
                                                                        149,516
                                                                  --------------

 POOL/BOND BANK - 0.9%
 CA San Diego County, Series 1993,
                               5.625%  09/01/12           13,000         13,829
 IN Indianapolis Local Public
  Improvement Bond Bank, Series A:
                               5.000%  01/01/17            5,000          4,831
                               6.500%  01/01/13            6,700          7,722
                                                                  --------------
                                                                         26,382
                                                                  --------------

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------

 REFUNDED/ESCROWED (I) - 9.3%
 AZ Apache County School District
  Number 010 Round Valley
  Project of 1987, Series 1990-C,
                               9.875%  07/01/05          $ 1,500        $ 1,650
 AZ Pima County Industrial Development
  Authority,
                               8.200%  09/01/21           12,370         16,715
 CA Palmdale Community Redevelopment Agency,
  Series D,
                               8.000%  04/01/16            7,000          9,301
 CA Perris Community Facilities District,
  Series 2-90,
                               8.750%  10/01/21            6,165          8,947
 CA Pomona, Series A,
                               7.600%  05/01/23           10,000         12,987
 CA Riverside County,
                               8.300%  11/01/12           10,000         13,250
 CO Denver City and County Airport:
  Series A:
                               8.500%  11/15/23              430            486
                               8.750%  11/15/23            1,455          1,706
  Series B:
                               7.250%  11/15/23            1,125          1,277
                               7.250%  11/15/23            1,595          1,812
 CO Mesa County,
                               (a)     12/01/11            5,905          2,871
 DC District Columbia Hospital,
  Washington Hospital Center Corp.,
  Series 1990-A,
                               9.000%  01/01/08            1,690          1,935
 DC Hospital,
  Washington Hospital Center,
  Series 1990 A,
                               8.750%  01/01/15           10,000         11,387
 DE State Economic Development Authority,
  Riverside Hospital, Series 1992 A,
                               9.500%  01/01/22            1,140          1,478
 FL State Mid-Bay Bridge Authority,
  Series A,
                               6.875%  10/01/22            2,000          2,412
 GA Burke County Development Authority,
  Oglethorpe Power Corp.,  Series 1992,
                               8.000%  01/01/22           11,000         13,049
 IL Chicago Public Building Commission,
  Series 1990 A,
                               7.125%  01/01/15            4,010          4,306

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR          VALUE
--------------------------------------------------------------------------------
OTHER - CONT.
 REFUNDED/ESCROWED (I) - CONT.
 IL Health Facility Authority,
  United Medical Center:
  Series 1991,
                               8.125%  07/01/06          $ 2,780        $ 3,131
  Series 1991,
                               8.375%  07/01/12            1,500          1,789
 IN St. Joseph County Hospital Authority,
  South Bend Memorial Hospital,
                               9.400%  06/01/10            3,085          3,980
 KY Trimble County,
  Louisville Gas & Electric Co.,
  Series B,
                               6.550%  11/01/20              130            143
 MA Bay Transportation Authority,
  General Transportation System,
  Series A,
                               7.000%  03/01/11            1,000          1,101
 MA General Obligation Bonds,
  Series 1991 A,
                               7.625%  06/01/08            5,000          5,637
 MA State Health & Educational
  Facilities Authority,
  Lowell General Hospital, Series 1991 A,
                               8.400%  06/01/11            2,500          2,878
 MA State Industrial Finance Agency,
  Mary Ann Morse Nursing Home, Inc.,
  Series 1991 I,
                              10.000%  01/01/21            1,715          2,039
 MA State Turnpike Authority:
  Series A,
                               5.000%  01/01/20           12,665         12,380
  Series 1993 A,
                               5.125%  01/01/23            5,000          4,962
 MA State,
  Series 1991 C,
                               6.750%  08/01/09            1,000          1,102
 MN Mille Lacs Capital Improvement Authority,
  Mille Lacs Bond of Chippewa, Series 1992 A,
                               9.250%  11/01/12            1,400          1,727
 MO Hannibal Industrial Development Authority,
  Regional Healthcare Systems, Series 1992,
                               9.500%  03/01/22            4,250          5,196
 NC Lincoln County, Lincoln Country Hospital,
                               9.000%  05/01/07              475            572

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------

 NY New York City General Obligation,
  Series 1991-D,
                               8.000%  08/01/18          $ 5,085        $ 5,803
 NY New York City,
  Series B-1,
                               6.950%  08/15/12               50             58
 NY State Urban Development
  Corp., State Facilities, Series 1991,
                               7.500%  04/01/20            4,950          5,544
 NY Triborough Bridge & Tunnel Authority:
  Series L,
                               8.000%  01/01/07              300            307
  Series T,
                               7.000%  01/01/11              750            824
 PA Convention Center Authority, Series 1989-A,
                               6.000%  09/01/19           11,650         12,931
 PA Philadelphia Hospitals & Higher
  Educational Facilities Authority,
  Presbyterian Medical Center, Series 1993,
                               6.500%  12/01/11            5,155          5,935
 PA State Industrial Development
  Authority, Economic Development,
  Series A,
                               7.000%  01/01/11            5,595          6,189
 PA Westmoreland County Municipal
  Authority, Special Obligation, Series 1985,
                               9.125%  07/01/10            4,435          5,361
 SC Piedmont Municipal Power Agency:
  Series 1988,
                               (a)     01/01/13           18,570          8,612
  Series 1993,
                               5.375%  01/01/25            3,960          4,059
 TN Shelby County, Public Improvement,
  Series 1992-A:
                               (a)     05/01/10           15,750          8,348
                               (a)     05/01/12           15,130          6,960
 TX Austin Utilities System Revenue,
                               6.750%  05/15/12            3,500          3,833
 TX Hidalgo County Health Services,
  Mission Hospital Incorporated, Series A,
                              10.250%  02/01/25            4,785          5,575
 TX State Research Laboratory
  Commission Finance Authority,
  Superconducting Super Collider, Series 1991,
                               6.950%  12/01/12           10,000         11,850

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR          VALUE
--------------------------------------------------------------------------------
OTHER - CONT.
 REFUNDED/ESCROWED (I) - CONT.
 UT Uintah County Pollution Control,
  Series 1984-F2,
                              10.500%  06/15/14          $ 6,900        $ 8,280
 WA State Health Care Facilities Authority,
  Grays Harbor Community Hospital,
  Series 1993:
                               7.200%  07/01/03              930          1,017
                               8.025%  07/01/20            6,380          7,146
 WA Tacoma Electric System,
  Series 1991 C, RIB (variable rate),
                               8.891%  01/02/15           10,000         11,713
                                                                  --------------
                                                                        272,551
                                                                  --------------

--------------------------------------------------------------------------------
OTHER REVENUE - 9.0%
 CHEMICALS - 0.5%
 IL Southwestern Illinois Development
  Authority, Sewer Facilities, Monsanto
  Company, Series 1991,
                               7.300%  07/15/15            3,000          3,443
 TN Humphreys County Industrial
  Development Board,
  E.I. duPont de Nemours & Co., Series 1994
                               6.700%  05/01/24            9,000          9,911
                                                                  --------------
                                                                         13,354
                                                                  --------------

 HOTELS - 0.0%
 MN Burnsville Commercial Development,
  Holiday Inn Project, Series 1989,
                              10.600%  06/01/06            1,400          1,415
                                                                  --------------

 INDUSTRIAL - 0.6%
 CO Mesa County Industrial Development
  Joy Technologies, Inc., Series 1992,
                               8.500%  09/15/06            1,000          1,134
 CT State Development Authority,
  Pfizer Inc. Project, Series 1994,
                               7.000%  07/01/25            3,000          3,442
 GA Wayne County Development Authority,
  Solid Waste Disposal, ITT Royonier, Inc.,
  Series 1990,
                               8.000%  07/01/15            2,500          2,731
 IL Rockford,
                               9.250%  02/01/00              705            710

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------

 IN State Development Finance Authority,
  Inland Steel, Series A,
                               5.750%  10/01/11          $ 1,000        $ 1,015
 MN Brooklyn Park,
  TL Systems Corp., Series 1991,
                              10.000%  09/01/16              315            388
 MN Buffalo,
  Von Ruden Manufacturing, Inc.,
  Series 1989,
                              10.500%  09/01/14            1,380          1,508
 OH Cuyahoga County,
  Joy Technologies, Inc., Series 1992,
                               8.750%  09/15/07            1,340          1,533
 PA Bucks County
  Industrial Development Jorgensen Steel,
                               9.000%  06/01/05            4,000          4,028
                                                                  --------------
                                                                         16,489
                                                                  --------------

 OIL AND GAS - 1.1%
 CA Los Angeles Regional Airport
  Improvement Corp., Los Angeles
  International Airport,
                               6.800%  01/01/27            1,400          1,500
 PA State Economic Development
  Financing Authority,
  Sun Co., Inc., Series 1994 A,
                               7.600%  12/01/24           27,500         31,453
                                                                  --------------
                                                                         32,953
                                                                  --------------

 OTHER - 0.1%
 MD Baltimore,
  Park Charles Project, Series 1986,
                               8.000%  01/01/10            1,530          1,658
                                                                  --------------

 PAPER PRODUCTS - 0.1%
 IA Cedar Rapids,
  Weyerhaeuser Company Project,
                               9.000%  08/01/14            1,000          1,432
 LA De Soto Parish,
  International Paper Company, Series A,
                               7.700%  11/01/18            1,250          1,461
                                                                  --------------
                                                                          2,893
                                                                  --------------

 RECREATION - 0.1%
 NM Red River Sports Facility,
  Red River Ski Area, Series 1985,
                              12.000%  06/01/07            2,865          2,896
                                                                  --------------

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR          VALUE
--------------------------------------------------------------------------------
OTHER REVENUE - CONT.
 RETAIL - 0.4%
 DE Sussex County, Economic Development,
  Rehoboth Mall Project,
                               7.250%  10/15/12          $ 4,885        $ 5,111
 PA Bucks County,
  Industrial Development,
  Hechinger Company, Series 1984,
                              11.375%  11/15/04            2,190          2,270
 PA Philadelphia Authority for
  Industrial Development, Hechinger
  Company, Series 1983,
                              11.375%  12/01/04            3,510          3,582
                                                                  --------------
                                                                         10,963
                                                                  --------------

 STATE APPROPRIATED - 6.2%
 CA State Public Works Board,
  Various State Prisons Projects,
  Series 1993 A,
                               5.250%  12/01/13            6,400          6,544
 MA State College Building Authority Project,
  Series A,
                               7.500%  05/01/11            1,500          1,873
 NY Metropolitan Transportation Authority,
  Transit Facilities, Series 5,
                               6.900%  07/01/06            3,015          3,294
 NY State Dormitory Authority:
  City University System:
   Series 1990 C:
                               7.000%  07/01/14            2,050          2,211
                               7.500%  07/01/10           19,875         24,099
  State University of New York,
  Series 1990-B,
                               7.000%  05/15/16            1,000          1,069
 NY State Dormitory Authority:
  NY State Educational Facilities,
  Series 1990-A,
                               7.500%  05/15/13            8,000          9,920
  State University of New York,
  Series B,
                               5.000%  05/15/18           11,500         10,853
 NY State Dormitory Authority,
  City University,
  Series 1993 A:
                               6.000%  07/01/20           13,350         14,401
                               6.000%  07/01/20            6,140          6,869

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------

 NY State Dormitory Authority:
  City University, Series A,
                               5.750%  07/01/13          $ 8,565        $ 9,336
  State University Facilities:
   Series A,
                               5.875%  05/15/17           33,240         36,356
   Series 1993 A,
                               5.500%  05/15/13           12,000         12,765
 NY State Urban Development Corp.:
  Correctional Facility, Series A,
                               6.500%  01/01/11            8,500          9,711
  University Facilities Grants,
                               5.500%  01/01/15            5,265          5,357
 NY State Urban Development Corp.,
  Series 1993 A,
                               5.500%  01/01/14           12,500         13,219
 TX Hurst Euless Bedford
  Independent School District, Series 1994,
                               6.500%  08/15/24            6,355          6,903
 TX State Public Finance Authority,
  General Services Commission Projects,
  Series A,
                               5.500%  02/01/11 (c)        6,905          7,216
                                                                  --------------
                                                                        181,996
                                                                  --------------

--------------------------------------------------------------------------------
 RESOURCE RECOVERY - 0.1%
 DISPOSAL - 0.1%
 MA Boston Industrial Development
  Finance Authority, Jet-A-Way, Inc.,
                              10.500%  01/01/11            1,500          1,661
                                                                  --------------

 RESOURCE RECOVERY - 0.0%
 VA Fairfax County Economic Development,
  Ogden Martin Systems, Series 1987 A,
                               7.750%  02/01/11            1,000          1,066
                                                                  --------------

--------------------------------------------------------------------------------
TAX-BACKED - 7.9%
 SPECIAL NON-PROPERTY TAX - 5.2%
 FL Palm Beach County Criminal
  Justice Facilities,
                               5.750%  06/01/13            5,000          5,500
 IL Metropolitan Pier and Exposition
  Authority, McCormick Place
  Expansion Project,
                               (a)     06/15/14            4,330          1,808

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR          VALUE
--------------------------------------------------------------------------------
TAX-BACKED - CONT.
 SPECIAL NON-PROPERTY TAX - CONT.
 IL State Development Finance Authority,
  City of Marion Project, Series 1991,
                               9.625%  09/15/21          $ 5,645        $ 4,234
 IL State Sales Tax, Series N,
                               6.900%  06/15/09            1,000          1,096
 NJ State Transportation Trust Fund Authority:
                               5.000%  06/15/17            6,750          6,573
   Series B,
                               7.000%  06/15/12           47,000         57,751
 NY New York City Transitional
 Finance Authority, Series A,
                               5.125%  08/15/21            6,000          5,865
 NY State Local Assistance Corp.:
  Series D,
                               5.000%  04/01/23           26,425         24,839
  Series E,
                               5.250%  04/01/16           15,060         15,248
  Series 1993 C,
                               5.500%  04/01/17           13,475         13,778
 PA Convention Center Authority, Series A,
                               6.750%  09/01/19            5,000          5,638
 PR Commonwealth of Puerto Rico Infrastructure
  Financing Authority, Series A,
                               5.000%  07/01/21 (c)        9,400          9,130
                                                                  --------------
                                                                        151,460
                                                                  --------------

 SPECIAL PROPERTY TAX - 1.2%
 CA Riverside County Public Financing Authority,
  Redevelopment Projects, Series A,
                               5.500%  10/01/22            3,000          2,955
 CA San Jose Redevelopment Agency,
  Merged Area Redevelopment Project,
  Series 1993,
                               5.000%  08/01/21           15,000         14,419
 FL State,
  Jacksonville Transportation System,
                               5.000%  07/01/22           17,575         16,960
                                                                  --------------
                                                                         34,334
                                                                  --------------

 STATE GENERAL OBLIGATIONS - 1.5%
 FL State Board of Education,
  Series 1993 D,
                               5.125%  06/01/22            7,750          7,547

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------

 MA General Obligation Bonds,
  Series 1991 C,
                               6.750%  08/01/09          $ 2,865        $ 3,130
 MA Massachusetts Bay
  Transportation Authority:
                               5.250%  03/01/20            5,000          4,962
   Series D:
                               5.750%  03/01/13            4,215          4,426
                               5.750%  03/01/14            6,575          6,879
 NV State:
  Colorado River Commission,
  Hoover Dam Project, Series 1992,
                               6.600%  10/01/16            5,000          5,431
  NV General Obligation Municipal Bonds,
  Series A,
                               6.800%  07/01/12               60             66
 NY State, General Obligation,
                               3.000%  03/15/01              405            389
 PR Commonwealth of Puerto Rico,
  Series B,
                               6.500%  07/01/15            3,000          3,499
 WA State,
  Series 1992 A,
                               6.250%  02/01/11            6,400          7,176
                                                                  --------------
                                                                         43,505
                                                                  --------------

--------------------------------------------------------------------------------
TRANSPORTATION - 7.3%
 AIRPORT - 4.1%
 CO Denver City & County Airport:
  Series A:
                               8.500%  11/15/23            4,570          5,130
                               8.750%  11/15/23            4,030          4,720
  Series B:
                               7.250%  11/15/23            4,375          4,867
                               7.250%  11/15/23            4,780          5,372
  Series C,
                               6.500%  11/15/12           10,625         12,272
  Series E,
                               6.000%  11/15/11            3,000          3,292
 HI State,
  Airport System Revenue:
   Series 2,
                               7.000%  07/01/18           14,770         15,989
   Series 1991,
                               6.900%  07/01/12            4,250          4,962

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR          VALUE
--------------------------------------------------------------------------------
TRANSPORTATION - CONT.
 AIRPORT - CONT.
 IL Chicago,
  O'Hare International Airport:
   Series A,
                               5.000%  01/01/16         $ 15,000       $ 14,419
   Series 1994 A,
                               6.375%  01/01/12            4,980          5,459
 PA Allegheny County Airport,
  Pittsburgh International Airport,
                               5.750%  01/01/14 (b)        4,500          4,770
 TX Dallas-Fort Worth Regional Airport,
  Series A,
                               7.375%  11/01/11            6,000          6,975
 TX Houston Airport System,
                               5.125%  07/01/22           10,000          9,812
 VA Capital Region Airport Commission,
  Series B,
                               8.125%  07/01/14 (b)       17,200         20,963
                                                                  --------------
                                                                        119,002
                                                                  --------------

 TOLL FACILITIES - 2.3%
 CA San Joaquin Hills Transportation
  Corridor Agency, Series A,
                               (a)     01/15/14           14,450          6,141
 CO State Public Highway Authority,
  Arapahoe Co., E-470, Series B,
                               (a)     09/01/11           17,685          8,798
 MA State Turnpike Authority:
  Series A,
                               5.125%  01/01/23           15,000         14,719
  Series C,
                               (a)     01/01/20           15,000          4,706
 NJ State Turnpike Authority:
  Series C,
                               6.500%  01/01/16            8,500          9,977
  Series 1991 C,
                               6.500%  01/01/16           16,000         18,820
 NY Triborough Bridge & Tunnel Authority,
                               6.125%  01/01/21            5,000          5,650
                                                                  --------------
                                                                         68,811
                                                                  --------------

 TRANSPORTATION - 0.9%
 CA Long Beach,
  Series 1993,
                               5.125%  05/15/13            4,500          4,438

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------

 NY Metropolitan Transportation Authority,
  Commuter Facilities:
  Series B,
                               5.000%  07/01/17          $ 8,000        $ 7,770
  Series 1997 B-1,
                               5.000%  07/01/18            9,575          9,276
 PA Erie-Western Port Authority,
  Series 1990,
                               8.625%  06/15/10            1,850          2,074
 SC State Port Authority,
  Series 1991,
                               6.750%  07/01/21            2,050          2,211
                                                                  --------------
                                                                         25,769
                                                                  --------------

--------------------------------------------------------------------------------
UTILITY - 26.2%
 INDIVIDUAL POWER PRODUCER - 1.0%
 FL Martin County Industrial
  Development Authority, Indiantown
  Cogeneration Project, Series 1994 A,
                               7.875%  12/15/25            7,500          8,700
 NY Port Authority of New York & New Jersey,
  KIAC Partners, Series 1996 IV:
                               6.750%  10/01/11            1,500          1,631
                               6.750%  10/01/19            7,000          7,578
 PA Economic Development Finance
  Authority, Colver Project, Series D,
                               7.150%  12/01/18           10,000         11,025
                                                                  --------------
                                                                         28,934
                                                                  --------------

 INVESTOR OWNED - 7.1%
 AZ Pima County Industrial Development
  Authority, Tucson Electric Power Co.:
   Series A,
                               6.100%  09/01/25            2,000          2,022
   Series 1988 A,
                               7.250%  07/15/10           11,630         12,997
 CA California Pollution Control Financing
  Authority, Pacific Gas & Electric Co.,
  Series 1992 A,
                               6.625%  06/01/09            3,000          3,270
 DE State Economic Development Authority,
  Delmarva Power & Light Co., Series 1990 A,
                               7.600%  03/01/20            5,000          5,406
 FL Pinellas County,
  Florida Power Corp.,
                               7.200%  12/01/14            1,000          1,097

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR          VALUE
--------------------------------------------------------------------------------
UTILITY - CONT.
 INVESTOR OWNED - CONT.
 HI State Department Budget and Finance:
  Series 1993 B, RIB (variable rate),
                               6.888%  12/15/23         $ 10,000       $ 10,038
  Hawaiian Electric Co.,
  Series 1990 C,
                               7.375%  12/01/20            5,965          6,532
 IL Development Financial Authority,
  Pollution Control, Series 1991,
                               7.250%  06/01/11            5,625          6,096
 IL State Development Finance Authority,
  Commonwealth Edison Co. Project,
  Series D,
                               6.750%  03/01/15            3,400          3,817
 IN Mt. Vernon,
  Southern Indiana Gas & Electric Co.,
  Series 1984 A,
                               7.250%  03/01/14            4,500          4,894
 IN Petersburg,
  Indiana Power & Light Co.,
  Series B,
                               5.400%  08/01/17            5,000          5,100
 IN Sullivan Pollution Control,
  Merom Station Project,
  Series 1991,
                               7.100%  04/01/19           10,000         10,800
 KY Trimble County,
  Louisville Gas & Electric Co.,
  Series 1990 A,
                               7.625%  11/01/20            7,555          8,329
 LA De Soto Parish,
  Southwestern Electric Power Co.,
  Series 1992,
                               7.600%  01/01/19            6,000          6,908
 MI St. Clair County Economic Development
  Corp., Detroit Edison Co.,
  Series 1993 AA,
                               6.400%  08/01/24            7,000          7,726
 NJ Cape May County Industrial Pollution
  Control Financing Authority, Atlantic
  City Electric Co., Series 1994 A,
                               7.200%  11/01/29            5,000          5,744
 NM Farmington,
  Southern California Edison Co.,
  Series A,
                               7.200%  04/01/21            3,000          3,285

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------

 NV Clark County Industrial Development,
  Nevada Power Co.:
   Series 1990,
                               7.800%  06/01/20          $ 4,250        $ 4,659
   Series 1992 A,
                               6.700%  06/01/22 (b)       25,895         28,226
 NV Humboldt County Pollution Control
  Revenue, Idaho Power Co. Project,
                               8.300%  12/20/14            1,875          2,245
 NY State Energy Research & Development
  Authority, Long Island Lighting Co.,
                               7.150%  12/01/20           11,075         11,989
 NY State Energy Research & Development
  Authority, Brooklyn Union Gas Co.,
  Series 1993 B, RIB (variable rate),
                               8.700%  04/01/20           13,000         15,876
 NY State Energy Research & Development
  Authority, Consolidated Edison Co.,
  Series 1994 A,
                               7.125%  12/01/29            5,000          5,756
 OH Air Quality Development Authority,
  JMG Funding Project,
                               5.625%  01/01/23 (c)        4,315          4,358
 OH State Air Quality Development Authority,
  The Cleveland Electric Illuminating Co.,
  Series 1992,
                               8.000%  12/01/13            6,545          7,592
 TX Brazos River Authority,
  Houston Light & Power Co.,
  Series A:
                               6.700%  03/01/17 (b)       13,015         14,268
                               7.625%  05/01/19              900            962
 TX Matagorda County,
  Houston Light & Power Co.,
                               6.700%  03/01/27            7,200          7,839
 WV Mason County Pollution Control,
  Appalachian Power Co.,
  Series G,
                               7.400%  01/01/14              400            430
                                                                  --------------
                                                                        208,261
                                                                  --------------

 JOINT POWER AUTHORITY - 5.7%
 AZ Salt River Project, Agricultural
  Improvement & Power District
  Electric System, Series A,
                               6.625%  01/01/12            1,500          1,627

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR          VALUE
--------------------------------------------------------------------------------
UTILITY - CONT.
 JOINT POWER AUTHORITY - CONT.
 GA Municipal Electric Authority Power:
  Series C,
                               5.700%  01/01/19          $ 6,000        $ 6,308
  Series Z:
                               5.500%  01/01/20           24,000         24,960
                               5.500%  01/01/20            5,375          5,483
  Series 1993 C,
                               5.700%  01/01/19           20,000         21,300
 MA State Municipal Wholesale Electric Co.,
  Series 1994 A, RIB (variable rate),
                               6.227%  07/01/16           22,900         20,868
 MN Southern Minnesota Municipal
  Power Agency, Series A,
                               5.000%  01/01/16            6,000          5,820
 NC State Municipal Power Agency,
  Catawba No. 1,
  Series A,
                               5.125%  01/01/17           10,000          9,813
 SC Piedmont Municipal Power Agency:
  Series 1988,
                               (a)     01/01/13           25,885         11,745
  Series 1993,
                               5.375%  01/01/25            5,095          5,165
 SC State Public Service Authority:
                               5.125%  01/01/32           16,000         15,300
  Series C,
                               5.125%  01/01/21           18,000         17,393
 TX State Municipal Power Agency,
                               (a)     09/01/08            4,500          2,666
 UT Intermountain Power Agency,
  State Power Supply,
  Series B,
                               7.625%  07/01/08              100            104
 WA State,
  Public Power Supply System
  Nuclear Project No. 3,
  Series 1993 C,
                               5.400%  07/01/12           14,000         14,105
 WI Public Power, Inc.,
  Series 1993 B,
                               5.440%  07/01/14            5,400          5,420
                                                                  --------------
                                                                        168,077
                                                                  --------------

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------

 MUNICIPAL ELECTRIC - 5.5%
 CA Sacramento Municipal Utilities District:
  Series K:
                               5.750%  07/01/18          $ 7,670        $ 8,207
                               5.800%  07/01/19            6,000          6,472
  Series L,
                               5.125%  07/01/22           18,300         17,911
 FL Orlando Utilities Commission:
  Series A,
                               5.000%  10/01/20           15,000         14,288
  Series 1993-B, RIB (variable rate),
                               7.008%  10/06/13            5,000          5,325
  Series 1989 D,
                               5.000%  10/01/23            6,200          5,890
 LA De Soto Parish,
  Southwestern Electric Power Co.,
                               7.600%  01/01/19            5,000          5,750
 NC University of North Carolina
  at Chapel Hill,
                               (a)     08/01/14            3,000          1,260
 OH Cleveland Public Power System,
  Series 1,
                               5.125%  11/15/18           15,000         14,794
 PR Puerto Rico Electric Power Authority,
  Series AA:
                               5.250%  07/01/16            3,500          3,544
                               6.000%  07/01/11            4,195          4,677
                               6.000%  07/01/12            6,680          7,415
                               6.250%  07/01/10            6,000          6,825
 SD Heartland Consumers Power District,
  Series 1992,
                               6.000%  01/01/12            3,650          4,042
 TN Metropolitan Government,
  Nashville & Davidson Counties,
  Series 1996 A,
                               (a)     05/15/09            5,250          3,012
 TX Austin,
                               5.000%  11/15/14 (b)       19,025         18,645
 TX San Antonio:
  Series 1989 B,
                               5.000%  02/01/16           10,000          9,625
  Series 1992,
                               5.000%  02/01/17            9,000          8,640
 WA Chelan County Public Utilities,
  District Number 001 Consolidate,
  Series 1989-A Division I,
                               7.750%  07/01/21            4,500          4,843

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR          VALUE
--------------------------------------------------------------------------------
UTILITY - CONT.
 MUNICIPAL ELECTRIC - CONT.
 WA Chelan County Public Utilities,
  District No. 1, Columbia River
  Rock Hydroelectric:
                               (a)     06/01/09          $ 5,000        $ 2,825
                               (a)     06/01/11            5,000          2,506
                               (a)     06/01/20           19,350          5,902
                                                                  --------------
                                                                        162,398
                                                                  --------------

 WATER & SEWER - 6.9%
 FL Reedy Creek Improvement District,
  Series 1994 1,
                               5.000%  10/01/19            9,000          8,730
 ID State Water Resource Board,
  Boise Water Corp., Series 1991,
                               7.250%  12/01/21            6,000          6,457
 LA Public Facility Belmont Water Authority,
                               9.000%  03/15/24 (f)        1,350          1,215
 MA State Water Resources Authority:
  Series B,
                               5.000%  03/01/22           21,200         20,193
  Series C:
                               4.750%  12/01/23           15,680         14,445
                               5.250%  12/01/15           10,450         10,646
 MI Detroit Water Supply System,
  Series A:
                               5.750%  07/01/12            5,500          5,954
                               6.000%  07/01/14            3,020          3,341
                               6.000%  07/01/15            3,000          3,311
 MS V Lakes Utility District,
                               8.250%  07/15/24              760            608
 NJ State Economic Development Authority,
  American Water Co., Inc.:
                               6.500%  04/01/22            4,900          5,280
  Series 1994 A,
                               6.875%  11/01/34           10,590         11,887
 NY State Environmental Facilities
  Corp., Pollution Control, New York
  City Municipal Water Finance Authority,
                               5.750%  06/15/12           19,260         20,753
 NY Suffolk County Water Authority,
                               7.375%  06/01/12               20             21
 OH State Water Development Authority,
  Water Control Loan Fund:
                               5.500%  12/01/11            3,940          4,127
                               5.500%  06/01/13            2,250          2,323

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------

 PA Philadelphia,
  Water & Waste Water Revenue,
  Series 1993,
                               5.000%  06/15/16         $ 14,000       $ 13,528
 TN Jackson Water and Sewer Revenue,
  Series 1984,
                              10.375%  07/01/12            1,090          1,213
 TX Houston Water & Sewer System:
                               5.000%  12/01/18           24,755         23,981
  Series C,
                               (a)     12/01/12           42,000         19,268
  Series D,
                               5.000%  12/01/17           11,000         10,615
 TX State Coastal Industrial Water
  Authority, Bayport Water System,
  Series 1978,
                               7.000%  12/15/03            1,990          1,990
 VA Fairfax County Water Authority,
                               5.000%  04/01/21            1,500          1,470
 VA Roanoke County,
  Water System Revenue,
  Series 1993,
                               5.000%  07/01/21           10,000          9,550
                                                                  --------------
                                                                        200,906
                                                                  --------------

 TOTAL MUNICIPAL BONDS  (cost of $2,715,984 )                         2,887,832
                                                                  --------------

OPTIONS - 0.0%                                         CONTRACTS
--------------------------------------------------------------------------------
 March 1998 Treasury Bond Call,
 Strike price 118, Expiration 02/21/98                       450          1,174
                                                                  --------------
 (cost of $987)

 TOTAL INVESTMENTS  (cost of $2,716,971) (j)                          2,889,006
                                                                  --------------

SHORT-TERM OBLIGATIONS - 1.3%                                PAR
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (k)
 CA Irvine Ranch Water District,
                               3.750%  01/01/21          $ 2,400          2,400
 CA Newport Beach Hoag Hospital,
                               3.800%  10/01/22            3,150          3,150
 CA State Health Facilities Financing
  Authority, Sutter Health, Series A,
                               3.750%  03/01/20              700            700
 FL Pinellas County Health Facilities Authority,
  Series 1985,
                               3.850%  12/01/15            4,200          4,200

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - CONT.                               PAR          VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (k) - CONT.
 ID State Health Facilities Authority,
  St. Lukes Regional Medical Facility,
  Series 1995,
                               3.850%  05/01/22          $ 8,410        $ 8,410
 IL State Educational Facilities Authority,
                               3.900%  12/01/25              400            400
 IN Portage Economic Development Revision,
   Pedcor Investments, Series A,
                               4.050%  08/01/30              600            600
 IN State Health Facilities Financing
  Authority, Series 1992,
                               3.900%  12/01/02              900            900
 LA State Offshore Terminal Authority,
  Loop, Inc.,
                               3.900%  09/01/06            3,400          3,400
 MI Farmington Hills Hospital
  Finance Authority, Botsford
  General Hospital, Series 1991 B,
                               3.850%  02/15/16            3,500          3,500
 MS Perry County,
  Leaf River Forest Project,
                               3.900%  03/01/02              700            700
 NM Farmington,
  Arizona Public Service Co., Four
  Corners Project, Series 1994 B,
                               3.900%  09/01/24            2,500          2,500
 NY New York City Municipal
  Water Finance Authority,
  Series 1995 A,
                               4.000%  06/15/25            4,585          4,585
 NY New York City,
  Series 1994 B4,
                               3.650%  08/15/21            1,100          1,100
 NY Niagara Mohawk, Series 1985-A,
                               4.000%  07/01/15              300            300
 NY State Energy Research &
  Development Authority, Niagara
  Mohawk Project,
                               3.850%  12/01/23              200            200
                                                                  --------------
TOTAL SHORT-TERM OBLIGATIONS                                             37,045
                                                                  --------------

OTHER ASSETS & LIABILITIES, NET - 0.2%                                    5,003
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                 $ 2,931,054
                                                                  ==============

                     Investment Portfolio/November 30, 1997
--------------------------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Zero coupon bond.
(b) These securities, or a portion thereof, with a total market value of $93,147, are being used to collateralize the delayed delivery purchases indicated in note (c) below and open futures contracts.
(c) This security has been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement date.
(d) This issuer is in default of certain debt covenants. Income is not being accrued.
(e) This is a restricted security which was acquired on April 2, 1990 at a cost of $320. This security represents 0.0% of the Fund's net assets at November 30, 1997.
(f) Securities exempt from registration under Rule 144-A of the Securities
    Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
    November 30, 1997, the value of these securities amounted to $72,785 or 2.5% of net assets.
(g) The value of this security represents fair value as determined under procedures approved by the Trustees.
(h) Accrued interest accumulates in the value of the security and is payable at redemption.
(i) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.
(j) Cost for federal income tax purposes is $2,717,116.
(k) Variable rate demand notes are considered short-term obligations.
    Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 1997.

               Acronym                    Name
               -------                    ----
                 RIB              Residual Interest Bond


Short futures contracts open at November 30, 1997:

                      Par value                                    Unrealized
                     covered by                    Expiration     appreciation
     Type             contracts                      month         at 11/30/97
--------------------------------------------------------------------------------
 Treasury Bond          $ 368                        March            $ 159




See notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES
                               NOVEMBER 30, 1997

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $2,716,971)                           $ 2,889,006
Short-term obligations                                                37,045
                                                               --------------
                                                                   2,926,051

Receivable for:
  Interest                                            55,706
  Investments sold                                     2,224
  Fund shares sold                                       457
  Variation margin on futures                             46
Other                                                     63          58,496
                                                -------------  --------------
    Total Assets                                                   2,984,547

LIABILITIES
Payable for:
  Investments purchased                               37,429
  Distributions                                       12,647
  Fund shares repurchased                              3,091
Payable due to custodian bank                             54
Accrued:
  Deferred Trustees fees                                  36
Other                                                    236
                                                -------------
    Total Liabilities                                                 53,493
                                                               --------------

NET ASSETS                                                       $ 2,931,054
                                                               ==============

Net asset value & redemption price per share -
Class A ($2,551,277/185,609)                                          $13.75
                                                               ==============
Maximum offering price per share - Class A
($13.75/0.9525)                                                       $14.44 (a)
                                                               ==============
Net asset value & offering price per share -
Class B ($379,567/27,614)                                             $13.75 (b)
                                                               ==============

Net asset value & offering price per share -
Class C ($210/15)                                                     $13.75 (b)
                                                               ==============
COMPOSITION OF NET ASSETS
Capital paid in                                                  $ 2,788,261
Undistributed net investment income                                    3,608
Accumulated net realized loss                                        (33,009)
Net unrealized appreciation on:
   Investments                                                       172,035
   Open futures contracts                                                159
                                                               --------------
                                                                 $ 2,931,054
                                                               ==============

(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 1997

(in thousands)
INVESTMENT INCOME
Interest                                                           $ 194,809

EXPENSES
Management fee                                      $ 15,212
Service fee                                            7,576
Distribution fee - Class B                             2,984
Distribution fee - Class C                               (a)
Transfer agent                                         4,747
Bookkeeping fee                                          758
Registration fee                                          63
Custodian fee                                             79
Audit fee                                                 71
Trustees fee                                             160
Reports to shareholders                                   50
Legal fee                                                619
Other                                                    267          32,586
                                                -------------  --------------
       Net Investment Income                                         162,223
                                                               --------------


NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments                                         20,871
  Closed futures contracts                               (44)
                                                -------------
    Net Realized Gain                                                 20,827
Change in net unrealized appreciation
  during the period on:
  Investments                                         18,239
  Open futures contracts                                 159
                                                -------------
    Net change in unrealized appreciation                             18,398
                                                               --------------
       Net Gain                                                       39,225
                                                               --------------
Net Increase in Net Assets from Operations                         $ 201,448
                                                               ==============










(a) Rounds to less than one.

See notes to financial statements.

                     STATEMENT OF CHANGES IN NET ASSETS


(in thousands)                                     Year ended November 30
                                                -----------------------------
INCREASE (DECREASE) IN NET ASSETS                  1997 (a)          1996
Operations:
Net investment income                              $ 162,223       $ 184,838
Net realized gain                                     20,827          36,263
Net unrealized appreciation (depreciation)            18,398         (82,294)
                                                -------------  --------------
    Net Increase from Operations                     201,448         138,807
Distributions:
From net investment income - Class A                (144,382)       (164,142)
From net investment income - Class B                 (18,821)        (21,619)
From net investment income - Class C                      (3)           ---
                                                -------------  --------------
                                                      38,242         (46,954)
                                                -------------  --------------
Fund Share Transactions :
Receipts for shares sold - Class A                   362,985         420,494
Value of distributions reinvested - Class A           80,285          91,754
Cost of shares repurchased - Class A                (743,604)       (764,164)
                                                -------------  --------------
                                                    (300,334)       (251,916)
                                                -------------  --------------
Receipts for shares sold - Class B                    13,695          22,446
Value of distributions reinvested - Class B           10,327          11,854
Cost of shares repurchased - Class B                 (76,626)        (69,907)
                                                -------------  --------------
                                                     (52,604)        (35,607)
                                                -------------  --------------
Receipts for shares sold - Class C                       250            ---
Value of distributions reinvested - Class C                2            ---
Cost of shares repurchased - Class C                     (42)           ---
                                                -------------  --------------
                                                         210            ---
                                                -------------  --------------
Net Decrease from Fund Share
  Transactions                                      (352,728)       (287,523)
                                                -------------  --------------
        Total Decrease                              (314,486)       (334,477)

NET ASSETS
Beginning of period                                3,245,540       3,580,017
                                                -------------  --------------
End of period (including undistributed
  net investment income of
  $3,608 and $2,545, respectively.)              $ 2,931,054     $ 3,245,540
                                                =============  ==============










(a) Class C shares were initially offered on August 1, 1997.

See notes to financial statements.

                     STATEMENT OF CHANGES IN NET ASSETS
                                (continued)

                                                    Year ended November 30
                                                -----------------------------
NUMBER OF FUND SHARES:                             1997 (a)           1996
Sold - Class A                                        26,948          31,534
Issued for distributions reinvested - Class A          5,962           6,835
Repurchased - Class A                                (55,224)        (57,191)
                                                -------------  --------------
                                                     (22,314)        (18,822)
                                                -------------  --------------
Sold - Class B                                         1,017           1,673
Issued for distributions reinvested - Class B            767             883
Repurchased - Class B                                 (5,691)         (5,231)
                                                -------------  --------------
                                                      (3,907)         (2,675)
                                                -------------  --------------
Sold - Class C                                            18            ---
Issued for distributions reinvested - Class C            (b)            ---
Repurchased - Class C                                     (3)           ---
                                                -------------  --------------
                                                          15            ---
                                                -------------  --------------











(a) Class C shares were initially offered on August 1, 1997.
(b) Rounds to less than one.

See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                               NOVEMBER 30, 1997

NOTE 1. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION:  Colonial Tax-Exempt Fund (the Fund), a series of
Colonial Trust IV, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares:
Class A, Class B and Class C. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Effective August 1, 1997, the Fund began offering Class C shares which are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

                 Notes To Financial Statements/November 30, 1997
--------------------------------------------------------------------------------

The Fund may trade securities on other than normal settlement terms.
This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fees for Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE:  Colonial Management Associates, Inc. (the
Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's pro rata portion of the combined average net assets of the Fund, Colonial Tax-Exempt Insured Fund and Colonial High Yield Municipal
Fund as follows:

       Average Net Assets           Annual Fee Rate
       ---------------------     ---------------------
       First $1 billion                0.60%
       Next $2 billion                 0.55%
       Next $1 billion                 0.50%
       Over $4 billion                 0.45%

                 Notes To Financial Statements/November 30, 1997
--------------------------------------------------------------------------------
NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
--------------------------------------------------------------------------------
Effective July 1, 1995 the management fee applicable to the Fund was reduced by 0.05% annually of the average net assets of the Fund between $2 billion and $3 billion.

In addition, a further reduction was made based on the following schedule:

                                         Cumulative Annualized
       Effective Date                          Reduction
       -------------------             -------------------------
       January 1, 1996                           0.01%
       April 1, 1996                             0.02%
       July 1, 1996                              0.03%
       October 1, 1996                           0.04%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus a percentage of the Fund's average net assets as follows:

       Average Net Assets                     Annual Fee Rate
       --------------------------             ---------------
       First $50 million                         No charge
       Next $950 million                         0.035%
       Next $1 billion                           0.025%
       Next $1 billion                           0.015%
       Over $3 billion                           0.001%

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.14% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Effective January 1, 1997, and continuing through calendar year 1997, the Transfer Agent fee will be reduced 0.01% in cumulative monthly increments, resulting in a decrease in the fee from 0.14% to 0.13% annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty
Financial Investments, Inc. (formerly Colonial Investment Services, Inc.) (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the year ended November 30, 1997, the Fund has been advised that the Distributor retained net underwriting discounts of $144,363 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $1,116,174 and none, on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares.

                 Notes To Financial Statements/November 30, 1997
--------------------------------------------------------------------------------

The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the year ended November 30, 1997, purchases and sales of investments, other than short-term obligations, were $1,177,323,890 and $1,489,356,787, respectively.

Unrealized appreciation (depreciation) at November 30, 1997, based on cost of investments for federal income tax purposes was approximately:

Gross unrealized appreciation          $  185,654,000
Gross unrealized depreciation             (13,764,000)
                                     --------------------
    Net unrealized appreciation        $  171,890,000
                                     ====================


Capital loss carryforwards:   At November 30, 1997, capital loss
carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                Year of                Capital loss
              expiration               carryforward
              ------------           -----------------
                 2002                  $   12,565,000
                 2003                       4,478,000
                                     -----------------
                                       $   17,043,000
                                     =================

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: The Fund has greater than 10% of its net assets at November 30, 1997 invested in New York.

                 Notes To Financial Statements/November 30, 1997
--------------------------------------------------------------------------------
NOTE 3.  PORTFOLIO INFORMATION - CONT.
--------------------------------------------------------------------------------
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's
Statement of Assets and Liabilities at any given time.

NOTE 4. LINE OF CREDIT
--------------------------------------------------------------------------------
The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the year ended November 30, 1997.

                              FINANCIAL HIGHLIGHTS


Selected data for a share of each class outstanding throughout each period are as follows:



                                          Year ended November 30
                               ----------------------------------------------
                                                  1997
                                 Class A         Class B       Class C (a)
                               ------------   ------------    ------------
Net asset value -
   Beginning of period           $ 13.550       $ 13.550        $ 13.860
                               ------------   ------------    ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income               0.743          0.642           0.218
Net realized and
unrealized gain (loss)              0.194          0.194          (0.144) (b)
                               ------------   ------------    ------------
   Total from Investment
      Operations                    0.937          0.836           0.104
                               ------------   ------------    ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
    income                         (0.737)        (0.636)         (0.214)
                               ------------   ------------    ------------
Net asset value -
   End of period                 $ 13.750       $ 13.750        $ 13.750
                               ------------   ------------    ------------
Total return (c)                    7.16%          6.37%           0.77%  (d)
                               ------------   ------------    ------------


RATIOS TO AVERAGE NET ASSETS
Expenses (e)                        0.98%          1.73%           1.59%  (f)
Net investment income (e)           5.45%          4.70%           4.76%  (f)
Portfolio turnover                    39%            39%             39%
Net assets at end
of period (in millions)          $ 2,551          $ 380             (g)



(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(b) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrange-ments had no impact.
(f) Annualized.
(g) Rounds to less than one million.

                          FINANCIAL HIGHLIGHTS - CONT.


Selected data for a share of each class outstanding throughout each period are as follows:



                                        Year ended November 30
                           ---------------------------------------------------
                                     1996                       1995
                             Class A       Class B       Class A      Class B
                           -----------   ----------    ----------   ----------
Net asset value -
   Beginning of period       $ 13.720     $ 13.720      $ 12.180     $ 12.180
                           -----------   ----------    ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income           0.756        0.656         0.771        0.673
Net realized and
unrealized gain (loss)         (0.171)      (0.171)        1.535        1.535
                           -----------   ----------    ----------   ----------
   Total from Investment
     Operations                 0.585        0.485         2.306        2.208
                           -----------   ----------    ----------   ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
   income                      (0.755)      (0.655)       (0.766)      (0.668)
                           -----------   ----------    ----------   ----------
Net asset value -
   End of period             $ 13.550     $ 13.550      $ 13.720     $ 13.720
                           -----------   ----------    ----------   ----------
Total return (a)                4.47%        3.70%        19.35%       18.47%
                           -----------   ----------    ----------   ----------

RATIOS TO AVERAGE NET ASSETS
Expenses                        0.99%(b)     1.74%(b)      1.01%(b)     1.76%(b)
Net investment income           5.61%(b)     4.86%(b)      5.82%(b)     5.07%(b)
Portfolio turnover                40%          40%           41%          41%
Net assets at end
of period (in millions)      $ 2,818      $   427       $ 3,111      $   469



(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(b) The benefits derived from custody credits and directed brokerage arrange-ments had no impact. Prior years' ratios are net of benefits received, if any.

                          FINANCIAL HIGHLIGHTS - CONT.







                   Year ended November 30
     ------------------------------------------------------
               1994                      1993
      Class A       Class B      Class A      Class B
     -----------   ----------   ----------   ----------

      $ 13.920     $ 13.920     $ 13.480     $ 13.480
     -----------   ----------   ----------   ----------

         0.795        0.695        0.842        0.740

        (1.744)      (1.744)       0.451        0.451
     -----------   ----------   ----------   ----------

        (0.949)      (1.049)       1.293        1.191
     -----------   ----------   ----------   ----------


        (0.791)      (0.691)      (0.853)      (0.751)
     -----------   ----------   ----------   ----------

      $ 12.180     $ 12.180     $ 13.920     $ 13.920
     ===========   ==========   ==========   ==========
        (7.08%)      (7.78%)       9.80%        9.00%
     ===========   ==========   ==========   ==========



         1.01%        1.76%        1.02%        1.77%
         6.00%        5.25%        6.06%        5.31%
           56%          56%          28%          28%

      $ 2,858      $   440      $ 3,357      $   430







     ---------------------------------------------------------
     Federal income tax information (Unaudited)
     Approximately 99.3% of the income distributions will be treated as exempt income for federal income tax purposes.

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF COLONIAL TRUST IV AND THE SHAREHOLDERS OF
     COLONIAL TAX-EXEMPT FUND

     In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Tax-Exempt Fund
(a series of Colonial Trust IV) at November 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights
(hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1997 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.





PRICE WATERHOUSE LLP
Boston, Massachusetts
January 9, 1998

                     IMPORTANT INFORMATION ABOUT THIS REPORT



The Transfer Agent for Colonial Tax-Exempt Fund is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611



Colonial Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.



This report has been prepared for shareholders of Colonial Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

--------------------------------------------------------------------------------

                                    TRUSTEES

ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation





[LOGO]    LIBERTY FINANCIAL INVESTMENTS, INC. copyright 1998
          Distributor for Colonial Funds, Stein Roe Advisor Funds and
            Newport Funds
          One Financial Center, Boston, MA 02111-2621

                                                          TE-02/548E-1197 (1/98)

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